Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Total	$ 187,766	$ 114,531
Held for sale
Total	185,340	112,605
Held for sale | Marine Fuel Oil
Total	155,004	82,076
Held for sale | Marine Gas Oil
Total	30,336	30,529
Held for consumption
Total	2,426	1,926
Held for consumption | Marine Fuel Oil
Total	1,651	1,124
Held for consumption | Lubricants
Total	642	569
Held for consumption | Stores
Total	8	14
Held for consumption | Victuals
Total	$ 125	$ 219